Derivative Instruments - Schedule of Notional Amount and Average Rates of Derivatives and the Carrying Amount of Deposits Designated as Hedging Instruments, by Term to Maturity (Detail) $ in Millions	12 Months Ended
	Oct. 31, 2020 CAD ($)	Oct. 31, 2019 CAD ($)
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 6,789,847	$ 6,555,375
Carrying amount	36,815	22,144
Within 1 year [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	3,260,187
1 to 3 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	1,692,389
3 to 5 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	996,277
5 to 10 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	644,866
Over 10 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	196,128
Interest rate risk [member] | Futures contract [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	48
Average price	126
Interest rate risk [member] | Futures contract [member] | Within 1 year [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	48
Average price	126
Foreign exchange risk [member] | Cross currency swaps and foreign exchange forwards [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 39
Average fixed interest rate	0.0066
Foreign exchange risk [member] | Cross currency swaps and foreign exchange forwards [member] | 3 to 5 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 39
Average fixed interest rate	0.0066
Foreign exchange risk [member] | Cross currency swaps and foreign exchange forwards [member] | USD-GBP pair [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate	1.3024
Foreign exchange risk [member] | Cross currency swaps and foreign exchange forwards [member] | USD-GBP pair [Member] | 3 to 5 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate	1.3024
Cash flow hedges [member] | Interest rate risk [member] | Interest rate swaps [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 92,296	$ 93,611
Average fixed interest rate	0.0139	0.0201
Cash flow hedges [member] | Interest rate risk [member] | Interest rate swaps [Member] | Within 1 year [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 16,332
Average fixed interest rate	0.0104
Cash flow hedges [member] | Interest rate risk [member] | Interest rate swaps [Member] | 1 to 3 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 29,011
Average fixed interest rate	0.016
Cash flow hedges [member] | Interest rate risk [member] | Interest rate swaps [Member] | 3 to 5 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 30,395
Average fixed interest rate	0.0151
Cash flow hedges [member] | Interest rate risk [member] | Interest rate swaps [Member] | 5 to 10 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 16,040
Average fixed interest rate	0.0114
Cash flow hedges [member] | Interest rate risk [member] | Interest rate swaps [Member] | Over 10 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 518
Average fixed interest rate	0.0157
Cash flow hedges [member] | Foreign exchange risk [member] | CAD-EUR pair [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 17,299	$ 20,357
Average fixed interest rate	0.0217	0.0221
Average exchange rate	1.5008	1.4892
Cash flow hedges [member] | Foreign exchange risk [member] | CAD-EUR pair [member] | Within 1 year [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 4,621
Average fixed interest rate	0.0227
Average exchange rate	1.4671
Cash flow hedges [member] | Foreign exchange risk [member] | CAD-EUR pair [member] | 1 to 3 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 10,553
Average fixed interest rate	0.0207
Average exchange rate	1.5088
Cash flow hedges [member] | Foreign exchange risk [member] | CAD-EUR pair [member] | 3 to 5 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 1,924
Average fixed interest rate	0.0241
Average exchange rate	1.5395
Cash flow hedges [member] | Foreign exchange risk [member] | CAD-EUR pair [member] | Over 10 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 201
Average fixed interest rate	0.0297
Average exchange rate	1.4870
Cash flow hedges [member] | Foreign exchange risk [member] | Other currency pairs [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 7,104	$ 7,849
Average fixed interest rate	0.0263	0.0257
Average exchange rate	1.2923	1.3348
Cash flow hedges [member] | Foreign exchange risk [member] | Other currency pairs [member] | Within 1 year [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 365
Average fixed interest rate	0.0283
Average exchange rate	0.7725
Cash flow hedges [member] | Foreign exchange risk [member] | Other currency pairs [member] | 1 to 3 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 4,426
Average fixed interest rate	0.028
Average exchange rate	1.3338
Cash flow hedges [member] | Foreign exchange risk [member] | Other currency pairs [member] | 3 to 5 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 2,077
Average fixed interest rate	0.0235
Average exchange rate	1.2744
Cash flow hedges [member] | Foreign exchange risk [member] | Other currency pairs [member] | 5 to 10 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 236
Average fixed interest rate	0.0162
Average exchange rate	1.4753
Cash flow hedges [member] | Foreign exchange risk [member] | Cross currency swaps and foreign exchange forwards [member] | CAD-USD pair [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 43,381	$ 40,154
Average fixed interest rate	0.0192	0.0195
Average exchange rate	1.3219	1.3034
Cash flow hedges [member] | Foreign exchange risk [member] | Cross currency swaps and foreign exchange forwards [member] | CAD-USD pair [member] | Within 1 year [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 8,405
Average fixed interest rate	0.0186
Average exchange rate	1.3378
Cash flow hedges [member] | Foreign exchange risk [member] | Cross currency swaps and foreign exchange forwards [member] | CAD-USD pair [member] | 1 to 3 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 15,218
Average fixed interest rate	0.0196
Average exchange rate	1.3140
Cash flow hedges [member] | Foreign exchange risk [member] | Cross currency swaps and foreign exchange forwards [member] | CAD-USD pair [member] | 3 to 5 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 12,435
Average fixed interest rate	0.021
Average exchange rate	1.3076
Cash flow hedges [member] | Foreign exchange risk [member] | Cross currency swaps and foreign exchange forwards [member] | CAD-USD pair [member] | 5 to 10 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 7,072
Average fixed interest rate	0.0153
Average exchange rate	1.3458
Cash flow hedges [member] | Foreign exchange risk [member] | Cross currency swaps and foreign exchange forwards [member] | CAD-USD pair [member] | Over 10 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 251
Average fixed interest rate	0.0302
Average exchange rate	1.3122
Cash flow hedges [member] | Equity price risk [member] | Total Return Swaps [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 302	$ 316
Cash flow hedges [member] | Equity price risk [member] | Total Return Swaps [Member] | Within 1 year [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	302
Fair value hedges [member] | Interest rate risk [member] | Interest rate swaps [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 94,738	$ 93,467
Average fixed interest rate	0.0147	0.0223
Fair value hedges [member] | Interest rate risk [member] | Interest rate swaps [Member] | Within 1 year [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 19,571
Average fixed interest rate	0.0085
Fair value hedges [member] | Interest rate risk [member] | Interest rate swaps [Member] | 1 to 3 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 31,221
Average fixed interest rate	0.0169
Fair value hedges [member] | Interest rate risk [member] | Interest rate swaps [Member] | 3 to 5 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 28,393
Average fixed interest rate	0.0168
Fair value hedges [member] | Interest rate risk [member] | Interest rate swaps [Member] | 5 to 10 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	$ 15,553
Average fixed interest rate	0.014
Hedges of net investment in foreign operations [member] | Foreign exchange risk [member] | USD denominated deposit [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount	$ 8,219	$ 6,495
Hedges of net investment in foreign operations [member] | Foreign exchange risk [member] | USD denominated deposit [member] | Within 1 year [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount	8,219
Hedges of net investment in foreign operations [member] | Foreign exchange risk [member] | GBP denominated deposit [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount	892	$ 685
Hedges of net investment in foreign operations [member] | Foreign exchange risk [member] | GBP denominated deposit [member] | Within 1 year [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount	$ 892